Expense Example - Federated Hermes Global Total Return Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	667	1,119	1,596	2,909	377	850	1,450	3,070	177	548	944	2,052